TROUBLED DEBT RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
On March 18, 2021, the Group entered into a Facility agreement with CTBC Bank Co., Ltd. for an aggregate amount of US$80,000 consisting of a five-year term loan facility of US$65,000 and a revolving credit facility of US$15,000.
The Facility was used to repay its existing loans for amount of US$65,000 as of March 18, 2021. The repayment schedule of the five-year term loan facility is listed as the following:

US$
March 18, 2022	3,250
March 18, 2023	8,125
March 18, 2024	11,375
March 18, 2025	16,250
March 18, 2026	26,000
65,000